ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2015
Accrued Expenses
ACCRUED EXPENSES	5. ACCRUED EXPENSES As of December 31, accrued expenses consisted of the following:
	2015	2014

Compensation	$72	$112
Professional fees	83	122
Other	196	252

Total accrued expenses	$351	$486